Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
Cash Flows from Operating Activities:
Net income (loss)	$ (659)	$ (138,024,675)	$ (138,061,944)
Changes in operating assets and liabilities:
Accrued expenses	659
Net cash used in operating activities	0
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Net Change in Cash	0		0
Cash - Beginning of period	0		0
Cash - End of period	0	0	0			$ 0
Archimedes Tech SPAC Partners II Co [Member]
Cash Flows from Operating Activities:
Net income (loss)		(136,752,922)	(135,048,119)	$ 3,517,801	$ (78,700) [1]	7,986,738
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on demand deposit held in Trust Account			(4,301,099)	(3,794,821)		(8,710,969)
PIPE subscription expense - initial recognition		100,000,000	100,000,000	0
Change in fair value of PIPE subscription derivative liability		37,942,000	37,942,000	0
Changes in operating assets and liabilities:
Prepaid expenses						(111,403)
Accrued expenses			514,883	49,960	23,000	38,277
Prepaid insurance			9,896	(53,646)		(9,896)
Net cash used in operating activities			(871,557)	(349,395)		(739,050)
Cash Provided by (Used in) Investing Activity, Including Discontinued Operation [Abstract]
Investment of cash into the Trust Account			0	(231,150,000)		(231,150,000)
Net cash used in investing activities			0	(231,150,000)		(231,150,000)
Cash Provided by (Used in) Financing Activity, Including Discontinued Operation [Abstract]
Proceeds from sale of Units, net of underwriting discounts paid			0	225,400,000		225,400,000
Proceeds from sale of Private Placement Units			0	8,400,000		8,400,000
Repayment of due to related party			(1,239)	(2,926)		(15,364)
Proceeds from promissory note - related party			0	40,927		40,927
Repayment of promissory note-related party			0	(290,000)		(290,000)
Payment of offering costs			(75,000)	(283,747)		(283,747)
Net cash provided by financing activities			(76,239)	233,264,254		233,251,816
Net Change in Cash			(947,796)	1,764,859		1,362,766
Cash - Beginning of period			1,362,766	0		0
Cash - End of period	$ 1,362,766	414,970	414,970	1,764,859	0	1,362,766
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs			0	75,000	268,358	75,000
Offering costs paid through promissory note - related party			0	5,440	140,213	5,440
Deferred underwriting fee payable			0	8,050,000		8,050,000
Related Party [Member] | Archimedes Tech SPAC Partners II Co [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
General and administrative expenses paid by related parties			0	14,086		16,603
General and administrative expenses paid through promissory note - related party			0	51,600	51,820	51,600
Changes in operating assets and liabilities:
Prepaid expenses			10,882	(134,375)
Cash Held In Trust Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest earned on demand deposit held in Trust Account		$ (2,159,137)	$ (4,301,099)	$ (3,794,821)	$ 0	$ (8,710,969)

[1]	As of December 31, 2024, included an aggregate of up to 750,000 ordinary shares that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised (see Note 5). On February 12, 2025, the Company consummated its Initial Public Offering and sold 23,000,000 Units, including 3,000,000 Units sold pursuant to the full exercise of the underwriters’ option to purchase additional units to cover the over-allotment; as a result, the 750,000 ordinary shares were no longer subject to forfeiture.